Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 19 – Quarterly Financial Data (Unaudited)

The following table represents selected quarterly financial data for the Company:

	Interest	Net Interest	Net	Earnings per Share
	Income	Income	Income	Basic	Diluted
2012
First Quarter	$19,727	$16,612	$5,602	$0.44	$0.44
Second Quarter	19,563	16,649	5,967	0.47	0.47
Third Quarter	18,953	16,393	6,292	0.50	0.50
Fourth Quarter	18,917	16,594	6,194	0.49	0.49

2011
First Quarter	$19,519	$15,107	$4,645	$0.37	$0.37
Second Quarter	20,521	16,264	4,864	0.39	0.39
Third Quarter	20,105	16,203	5,167	0.41	0.41
Fourth Quarter	20,016	16,407	5,573	0.44	0.44